Postretirment Benefit Plans- Effect of One-Percentage-Point Change in Assumed Health Care Cost Trend Rates (Detail) - Postretirement Benefit Plans $ in Millions	12 Months Ended
Dec. 27, 2014 USD ($)
Defined Benefit Plan Disclosure [Line Items]
Effect on annual service and interest cost, increase	$ 25
Effect on annual service and interest cost, decrease	(20)
Effect on postretirement benefit obligation, increase	433
Effect on postretirement benefit obligation, decrease	$ (355)